INVESTMENTS	12 Months Ended
Dec. 31, 2024
Disclosure Of Interest In Other Entities [Abstract]
INVESTMENTS	INVESTMENTS
12.1 INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD
The investment in BioConnection group (BioConnection) provides the Company with significant influence over BioConnection, and as such has been treated as an associate of the Group.
As at December 31, 2024, the asset relates to an investment in the ordinary shares of BioConnection Investments B.V. During the second quarter of 2022, Pharming entered into a share purchase agreement to sell a portion of its investments, following receipt of an offer for all shares in BioConnection by Gimv, a European investment company listed on Euronext Brussels. The existing shareholders (including Pharming) reached agreement with Gimv on the sale of all issued and outstanding shares to a new holding company (BioConnection Investments B.V.) incorporated by Gimv, followed by a partial re-investment by existing shareholders of the purchase price in the share capital of BioConnection Investments B.V. The re-investment relates to the purchase of ordinary shares and a preference share. The transaction diluted Pharming’s stake in BioConnection from 43.85% in 2021 to 23.60% in 2022.
The Company made an assessment on the accounting treatment of the agreement and concluded that the sale of the BioConnection ordinary shares and purchase of the BioConnection Investments B.V. ordinary shares shall be considered as a dilution of an existing equity stake in an investment accounted for using the equity method. Hence Pharming recognized the dilution of its equity stake as a reduction of the carrying amount of the investment accounted for using the equity method. The preference share is valued as an investment in debt instruments designated at FVTPL. As a result of this transaction, Pharming has received net cash proceeds of $7.3 million (EUR6.9 million) and recognized a gain of $12.2 million in 2022.
BioConnection has a share capital consisting of ordinary shares and preference shares, which are held directly by a small group of shareholders. The proportion of ownership interest is the same as the proportion of voting rights held.

		% of ownership interest
Name of entity	Place of business	2024	2023	2022	Nature of relationship	Measurement method
BioConnection Investments B.V.	Oss, NL	23.60%	23.60%	23.60%	Associate	Equity

$ ‘000	Carrying amount
Name of entity	2024	2023	2022
BioConnection Investments B.V.

Balance at January 1	2,285	2,501	7,201

Movement during the year
Share in net profit (loss)	(1,131)	(289)	(1,083)
Release of financial guarantee	—	—	(153)
Impairment	(629)	—	—
Dilution of equity stake	—	—	(2,991)
Currency translation	(59)	73	(473)

Balance at December 31	466	2,285	2,501

In accordance with IAS 36, the Company reviewed the carrying value of the investment in BioConnection for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. In 2024, based on a comprehensive review of the investee's performance, financial position, expected future cash flows and market conditions, the Company determined that an impairment is required. Basis to determine the impairment expense relates to the required fair value calculation for the relating investment in debt instruments designated at FVTPL (the preference share). This calculation relates to a discounted cash flow model for which more details can be found at Note 12.2. Investment in debt instruments designated as at FVTPL. The Company will continue to monitor the performance of this investee and assess whether additional impairments may be necessary in future periods, depending on changes in circumstances or the performance of the investee.
12.2 INVESTMENT IN DEBT INSTRUMENTS DESIGNATED AS AT FVTPL
The asset relates to the preference share as obtained as part of the agreement referred to above relating to BioConnection Investments B.V. Management made an assessment on the accounting treatment of the preference share obtained. Management concluded that the asset should be recognized as a financial asset (debt instrument) measured at initial recognition at fair value, subsequently measured at fair value through profit and loss. The fair value was calculated based on a commonly accepted valuation method, the option pricing model (“OPM”), which considers the share classes as call options on the total shareholders’ equity value according to the rights and preferences of each class of equity. The payoff profile of the share classes was analyzed through a portfolio of call options, with the total equity value of a company as the underlying asset of the options and specific terms for each option calibrated to mirror, in aggregate, the payoff profile of the share classes. Relying on the forward-looking Black-Scholes-Merton (“BSM”) financial instrument pricing framework, the OPM effectively captures the full range of potential outcomes for the share classes at exit. The OPM takes into consideration the full spectrum of risks in terms of future potential upside or downside but does not require explicit estimates of the possible future outcomes. The BSM model is commonly used to price assets on financial markets and allows to estimate the theoretical value of a call option, using six key parameters, namely the underlying equity value, strike price, time to maturity, risk free rate, expected volatility of the underlying equity and dividend yield on the underlying equity, which is a Level 3 input in terms of IFRS 13. Significant increases or decreases in equity value, volatility and time to maturity and below assumptions in isolation would result in a significantly lower or higher fair value assessment.
The following assumptions were used in the BSM model to determine the fair value of the asset:

	2024	2023
Expected time to maturity	4 years	4 years
Volatility	50%	50%
Risk-free interest rate	2.60%	1.99%
The carrying amount of this investment has changed as follows:

Amounts in $ ‘000	2024	2023
Balance at Balance at January 1	6,093	6,827
Fair value changes	(2,051)	(930)
Currency translation	(275)	196
Balance at December 31	3,767	6,093

Sensitivity analysis
To illustrate the exposure of the carrying value of the investment to further fair value movements as a result of changes in the economic environment, a sensitivity analysis of fair value has been prepared over the key drivers most affected by the current uncertainties. It is possible that there will be movements in these key inputs after December 31, 2024. While it is unlikely that these reported inputs would move in isolation, these sensitivities have been performed independently to illustrate the impact each individual input has on the reported fair value, and they do not represent management’s estimate at December 31, 2024.
The main assumptions in determination of the equity value are shown in below table.

Preference share BioConnection (in million $)
Revenue level	Fair value	Discount rate	Fair value	EBITDA margin	Fair value
-10.0%	0.1	-2.0%	4.8	-5.0%	1.7
-5.0%	2.1	-1.0%	4.3	-2.5%	2.8
Base case	3.8	Base case	3.8	Base case	3.8
+5.0%	5.0	+1.0%	3.3	+2.5%	4.6
+10.0%	6.1	+2.0%	2.9	+5.0%	5.3
The impact of the remaining variables on the BSM model are shown in below table:

Preference share BioConnection (in million $)
Time to maturity	Fair value	Volatility	Fair value
- 2 years	4.1	-10.0%	4.0
- 1 year	3.9	-5.0%	3.9
Base case	3.8	Base Case	3.8
+ 1 year	3.6	+5.0%	3.6
+ 2 years	3.5	+10.0%	3.4

12.3 INVESTMENT IN EQUITY INSTRUMENTS DESIGNATED AS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
At December 31, 2023, the Group held 0.54% of the ordinary share capital of Orchard Therapeutics Plc. (Orchard), a global gene therapy leader.
On October 5 2023, Orchard announced it had entered into a definitive agreement with a Japanese company, Kyowa Kirin Co. LTD for the acquisition of Orchard for $16.00 per American Depositary Share (ADS) in cash plus an additional contingent value right (CVR) of $1.00 per ADS (a total of $17.00 per ADS). The transaction was successfully completed on January 24, 2024. In 2024, the Company also received the full amount for the CVR. Based on the total offer price of $17.00, the Company has received $2.1 million for its shares held in Orchard in 2024.

Pharming has terminated the research collaboration & licensing agreement with Orchard and discontinued the OTL-105 program.

		% of ownership interest
Name of entity	Place of business	2024	2023	2022	Nature of relationship	Measurement method
Orchard Therapeutics Plc.	London, UK	—%	0.54%	1.00%	Investment	Fair value
The fair value as at December 31, 2023, was determined on the basis of the trading price as at that date.

$ ‘000	Carrying amount
Name of entity	2024	2023	2022
Orchard Therapeutics Plc.

Balance at January 1	2,020	403	1,449

Movement during the year
Fair value adjustments through OCI (pre-tax)	106	1,573	(950)
Disposal of investment designated as at FVOCI	(2,098)	—	—
Currency translation	(28)	44	(96)

Balance at December 31	—	2,020	403

The pre-tax cumulative loss on the Orchard investment amounted to $2.3 million and has been recognized through other comprehensive income throughout the holding period.

INVESTMENTS	INVESTMENTS
12.1 INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD
The investment in BioConnection group (BioConnection) provides the Company with significant influence over BioConnection, and as such has been treated as an associate of the Group.
As at December 31, 2024, the asset relates to an investment in the ordinary shares of BioConnection Investments B.V. During the second quarter of 2022, Pharming entered into a share purchase agreement to sell a portion of its investments, following receipt of an offer for all shares in BioConnection by Gimv, a European investment company listed on Euronext Brussels. The existing shareholders (including Pharming) reached agreement with Gimv on the sale of all issued and outstanding shares to a new holding company (BioConnection Investments B.V.) incorporated by Gimv, followed by a partial re-investment by existing shareholders of the purchase price in the share capital of BioConnection Investments B.V. The re-investment relates to the purchase of ordinary shares and a preference share. The transaction diluted Pharming’s stake in BioConnection from 43.85% in 2021 to 23.60% in 2022.
The Company made an assessment on the accounting treatment of the agreement and concluded that the sale of the BioConnection ordinary shares and purchase of the BioConnection Investments B.V. ordinary shares shall be considered as a dilution of an existing equity stake in an investment accounted for using the equity method. Hence Pharming recognized the dilution of its equity stake as a reduction of the carrying amount of the investment accounted for using the equity method. The preference share is valued as an investment in debt instruments designated at FVTPL. As a result of this transaction, Pharming has received net cash proceeds of $7.3 million (EUR6.9 million) and recognized a gain of $12.2 million in 2022.
BioConnection has a share capital consisting of ordinary shares and preference shares, which are held directly by a small group of shareholders. The proportion of ownership interest is the same as the proportion of voting rights held.

		% of ownership interest
Name of entity	Place of business	2024	2023	2022	Nature of relationship	Measurement method
BioConnection Investments B.V.	Oss, NL	23.60%	23.60%	23.60%	Associate	Equity

$ ‘000	Carrying amount
Name of entity	2024	2023	2022
BioConnection Investments B.V.

Balance at January 1	2,285	2,501	7,201

Movement during the year
Share in net profit (loss)	(1,131)	(289)	(1,083)
Release of financial guarantee	—	—	(153)
Impairment	(629)	—	—
Dilution of equity stake	—	—	(2,991)
Currency translation	(59)	73	(473)

Balance at December 31	466	2,285	2,501

In accordance with IAS 36, the Company reviewed the carrying value of the investment in BioConnection for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. In 2024, based on a comprehensive review of the investee's performance, financial position, expected future cash flows and market conditions, the Company determined that an impairment is required. Basis to determine the impairment expense relates to the required fair value calculation for the relating investment in debt instruments designated at FVTPL (the preference share). This calculation relates to a discounted cash flow model for which more details can be found at Note 12.2. Investment in debt instruments designated as at FVTPL. The Company will continue to monitor the performance of this investee and assess whether additional impairments may be necessary in future periods, depending on changes in circumstances or the performance of the investee.
12.2 INVESTMENT IN DEBT INSTRUMENTS DESIGNATED AS AT FVTPL
The asset relates to the preference share as obtained as part of the agreement referred to above relating to BioConnection Investments B.V. Management made an assessment on the accounting treatment of the preference share obtained. Management concluded that the asset should be recognized as a financial asset (debt instrument) measured at initial recognition at fair value, subsequently measured at fair value through profit and loss. The fair value was calculated based on a commonly accepted valuation method, the option pricing model (“OPM”), which considers the share classes as call options on the total shareholders’ equity value according to the rights and preferences of each class of equity. The payoff profile of the share classes was analyzed through a portfolio of call options, with the total equity value of a company as the underlying asset of the options and specific terms for each option calibrated to mirror, in aggregate, the payoff profile of the share classes. Relying on the forward-looking Black-Scholes-Merton (“BSM”) financial instrument pricing framework, the OPM effectively captures the full range of potential outcomes for the share classes at exit. The OPM takes into consideration the full spectrum of risks in terms of future potential upside or downside but does not require explicit estimates of the possible future outcomes. The BSM model is commonly used to price assets on financial markets and allows to estimate the theoretical value of a call option, using six key parameters, namely the underlying equity value, strike price, time to maturity, risk free rate, expected volatility of the underlying equity and dividend yield on the underlying equity, which is a Level 3 input in terms of IFRS 13. Significant increases or decreases in equity value, volatility and time to maturity and below assumptions in isolation would result in a significantly lower or higher fair value assessment.
The following assumptions were used in the BSM model to determine the fair value of the asset:

	2024	2023
Expected time to maturity	4 years	4 years
Volatility	50%	50%
Risk-free interest rate	2.60%	1.99%
The carrying amount of this investment has changed as follows:

Amounts in $ ‘000	2024	2023
Balance at Balance at January 1	6,093	6,827
Fair value changes	(2,051)	(930)
Currency translation	(275)	196
Balance at December 31	3,767	6,093

Sensitivity analysis
To illustrate the exposure of the carrying value of the investment to further fair value movements as a result of changes in the economic environment, a sensitivity analysis of fair value has been prepared over the key drivers most affected by the current uncertainties. It is possible that there will be movements in these key inputs after December 31, 2024. While it is unlikely that these reported inputs would move in isolation, these sensitivities have been performed independently to illustrate the impact each individual input has on the reported fair value, and they do not represent management’s estimate at December 31, 2024.
The main assumptions in determination of the equity value are shown in below table.

Preference share BioConnection (in million $)
Revenue level	Fair value	Discount rate	Fair value	EBITDA margin	Fair value
-10.0%	0.1	-2.0%	4.8	-5.0%	1.7
-5.0%	2.1	-1.0%	4.3	-2.5%	2.8
Base case	3.8	Base case	3.8	Base case	3.8
+5.0%	5.0	+1.0%	3.3	+2.5%	4.6
+10.0%	6.1	+2.0%	2.9	+5.0%	5.3
The impact of the remaining variables on the BSM model are shown in below table:

Preference share BioConnection (in million $)
Time to maturity	Fair value	Volatility	Fair value
- 2 years	4.1	-10.0%	4.0
- 1 year	3.9	-5.0%	3.9
Base case	3.8	Base Case	3.8
+ 1 year	3.6	+5.0%	3.6
+ 2 years	3.5	+10.0%	3.4

12.3 INVESTMENT IN EQUITY INSTRUMENTS DESIGNATED AS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
At December 31, 2023, the Group held 0.54% of the ordinary share capital of Orchard Therapeutics Plc. (Orchard), a global gene therapy leader.
On October 5 2023, Orchard announced it had entered into a definitive agreement with a Japanese company, Kyowa Kirin Co. LTD for the acquisition of Orchard for $16.00 per American Depositary Share (ADS) in cash plus an additional contingent value right (CVR) of $1.00 per ADS (a total of $17.00 per ADS). The transaction was successfully completed on January 24, 2024. In 2024, the Company also received the full amount for the CVR. Based on the total offer price of $17.00, the Company has received $2.1 million for its shares held in Orchard in 2024.

Pharming has terminated the research collaboration & licensing agreement with Orchard and discontinued the OTL-105 program.

		% of ownership interest
Name of entity	Place of business	2024	2023	2022	Nature of relationship	Measurement method
Orchard Therapeutics Plc.	London, UK	—%	0.54%	1.00%	Investment	Fair value
The fair value as at December 31, 2023, was determined on the basis of the trading price as at that date.

$ ‘000	Carrying amount
Name of entity	2024	2023	2022
Orchard Therapeutics Plc.

Balance at January 1	2,020	403	1,449

Movement during the year
Fair value adjustments through OCI (pre-tax)	106	1,573	(950)
Disposal of investment designated as at FVOCI	(2,098)	—	—
Currency translation	(28)	44	(96)

Balance at December 31	—	2,020	403

The pre-tax cumulative loss on the Orchard investment amounted to $2.3 million and has been recognized through other comprehensive income throughout the holding period.